Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options [Member]
Statement Line Items [Line Items]
Schedule of Stock Options

	Options Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Options Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2015	1,506		5.17	567	2.44
Options granted	1,127	0.63	1.89
Exercised	(118)		2.10
Forfeited	(213)		3.56
As at December 31, 2016	2,302		3.50	767	4.01
Options granted	984	1.87	4.60
Exercised	(62)		2.39
Forfeited	(125)		5.67
As at December 31, 2017	3,099		3.80	1,529	3.85
Options granted	468	1.26	4.13
Exercised	(156)		1.99
Forfeited	(303)		4.38
As at December 31, 2018	3,108		3.88	1,965	3.80

Schedule of fair value of options granted

	2018	2017	2016
Risk-free interest rate	2.07 – 2.47%	1.08 – 1.90%	0.53 – 1.35%
Expected life	5 years	5 years	5 years
Expected volatility in market price of shares	50%	50%	40-50%
Expected dividend yield	0%	0%	0%
Expected forfeiture rate	15%	15%	15%

RSU [Member]
Statement Line Items [Line Items]
Schedule of Restricted share units

Number of RSUs (000s)
Outstanding, December 31, 2015	100
Granted	73
Expired	(28)
Outstanding, December 31, 2016	145
Granted	71
Converted	(41)
Expired	(30)
Outstanding, December 31, 2017	145
Granted	164
Converted	(30)
Expired	(33)
Outstanding, December 31, 2018	246

Warrants [Member]
Statement Line Items [Line Items]
Schedule of Stock Options

	Warrants Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Warrants Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2015	182		4.89	182	4.89
Warrants granted	1,696	1.23	2.69
As at December 31, 2016	1,878		2.90	881	2.84
Warrants expired	(99)	0.90	7.35
As at December 31, 2017	1,779		2.66	783	2.28
As at December 31, 2018	1,779		2.66	982	2.42

Schedule of fair value of options granted

	2018	2017	2016
Risk-free interest rate	1.88 - 2.49%	0.64 - 2.10%	0.64 - 1.58%
Expected life	2-8 years	2-10 years	2-10 years
Expected volatility in market price of shares	50%	50 - 55%	50 - 55%
Expected dividend yield	0%	0%	0%
Expected forfeiture rate	0%	0%	0%